SCHEDULE OF BREAKDOWN OF REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)		Jun. 30, 2024 JPY (¥)		Jun. 30, 2023 JPY (¥)
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	$ 24,080	¥ 3,471,576		¥ 3,178,116		¥ 2,721,690
Sub-leasing revenue	467	67,346		283,119		289,948
Total revenue	24,547	3,538,922		3,461,235		3,011,638
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	18,495	2,666,334		2,498,803		2,103,311
Goods or services transferred at point in time [member] | Events curation revenue [member]
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	5,293	763,006		894,643		594,443
Goods or services transferred at point in time [member] | Events Curation Revenue Related Party [Member]
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	942	135,790
Goods or services transferred at point in time [member] | Consultancy and management revenue [member]
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	11,618	1,674,960	[1]	1,491,452	[1]	1,395,368	[1]
Goods or services transferred at point in time [member] | Consultancy And Management Revenue Related Party [Member]
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	1	100	[1]		[1]		[1]
Goods or services transferred at point in time [member] | Restaurant operation revenue [member]
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	641	92,478		112,708		113,500
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	5,585	805,242		679,313		618,379
Goods or services transferred over time [member] | Consultancy and management revenue [member]
IfrsStatementLineItems [Line Items]
Consultancy and management revenue	$ 5,585	¥ 805,242	[1]	¥ 679,313	[1]	¥ 618,379	[1]

[1]	The Company reported an inaccurate classification of a portion of consultancy and management revenue as of years ended June 30, 2023 and 2024 in the Revenue footnote disclosure in the Form F-1 filed on January 27, 2025. The Company determined that the misstatement was immaterial to the consolidated financial statements for the years ended June 30, 2023 and 2024. The Company reclassified the consultancy and management revenue from over time to at a point in time, amounting to JPY1,395,368 thousand and JPY1,491,452 thousand for the years ended June 30, 2023 and 2024, respectively, in these consolidated financial statements.